David Lubin & Associates, PLLC
26 East Hawthorne Avenue
Valley Stream, NY 11580
Telephone: (516) 887-8200
Telecopier: (516) 887-8250

January 9, 2009

By Facsimile and Edgar

Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549-4561
Attention:   Robert Babula, Staff Accountant

RE:	Pay88, Inc.
Form 10-K for Fiscal Year Ended December 31, 2007
Filed March 31, 2008
File No. 0-51793

Ladies and Gentlemen:

          Set forth below please find the responses of Pay88, Inc., a Nevada corporation (the “Company”), to the comments of the Securities and Exchange Commission in its letter dated December 19, 2008 (“Comment Letter”). The Company is also filing simultaneous with this transmission an amended Form 10-K for the fiscal year ended December 31, 2007 (the “Amended 10-K”). For your convenience, the comments set forth in the Comment Letter are stated below.

Comment: Form 10-K for the Year Ended December 31, 2007

Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 18 Results of Operations, page 19
1.

Please provide a more robust operating results discussion to address in detail those key qualitative and quantitative factors/drivers which are necessary to obtain an understanding and evaluation of the performance and the financial condition of your business. In this regard, the discussion should be significantly enhanced to describe the underlying reasons behind all material changes in revenues and expenses. Refer to Item 303(3) of Regulation S-K.

Response:    In accordance with the Commission’s comment, the MD&A section of the Form 10-K has been amended to describe the particular reasons underlying the material changes in the revenues and expenses of the Company for the periods described therein.

Comment: Critical Accounting Policies and Estimates, page 21

2.

Please provide your critical accounting polices and estimates disclosures to supplement and not duplicate the recent accounting pronouncements that are already disclosed in Note 2 to the financial statements. Please carefully evaluate each policy and revise your discussion as appropriate to identify and quantify each critical estimate and the related assumptions you used to calculate each estimate. The disclosures should provide greater insight into the quality and variability of information regarding financial condition and operating performance. Discuss and quantify how accurate your estimates and assumptions have been in the past and whether they are likely to change in the future. Refer to Release Nos. 338350 and 34-48960.

Response: In accordance with the Commission’s comment, the Critical Accounting Policies and Estimates has been amended and restated to provide greater insight to the reader into the quality and variability of the financial condition and operating performance of the Company.

Comment: Item 9A. Controls and Procedures, page 24

3.

We note that you did not include the conclusions of your principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of your disclosure controls and procedures as of the end of the period covered by the report, based on the evaluation of those controls and procedures required by paragraph (b) of Rule 13a-15 or Rule 15d-I5 of the Exchange Act. Please amend your filing to comply with the disclosure requirements of Item 307 of Regulation S-K.

Response: The Company erroneously omitted the conclusion of its principal executive and financial officer in the Original Filing. The Amended 10-K includes the conclusion of Mr. Guo Fan, the principal executive and financial officer, regarding the effectiveness of the Company’s disclosure controls and procedures.

Comment: Report of Independent Registered Public Accounting Firm, page F-I

4.

We note that your audit reports (current and prior year) were signed by two audit firms, both based in New York. After asking your auditors, please tell us where the majority of the audit work was conducted and how they concluded that it is appropriate to have an audit report issued by an auditor licensed in New York in view that all of your operations are in the PRC. In addition, please have your auditors tell you whether a foreign audit firm played a substantial role in the preparation or furnishing of the audit reports, and if so, whether the foreign audit firm is registered with the PCAOB.

Response: The Company’s independent registered accounting firm, RBSM LLP, has advised the Company that the firm does not utilize an affiliate in connection with their audit of the Company’s sole wholly-owned subsidiary, Chongqing Qianbao Technology, Ltd. (“Qianbao”) in Chongqing, China. RBSM LLP assigned and sent their own audit team members, which included an audit manager, an audit senior and an audit staff to Qianbao in Chongqing, China for their audit fieldwork performed in connection with their audit of the Company’s December 31, 2007 consolidated financial statements. Their audit team members spent a week at our Chongqing, China location under close supervision of the audit manager and the audit engagement partner. They completed their audit planning and audit completion procedures under close supervision of the audit manager and the audit engagement partner in their New York, New York office. The accountants’ working papers and conclusions were reviewed during and subsequent to fieldwork by the audit manager, which then reviewed by the audit engagement partner in their New York, New York office prior to the issuance of the firm’s audit report.

Comment: Note 1. Description of Business and Basis of Presentation, page F-7 Consolidation, page F-7

5.

Please expand to provide a description of the principles followed in determining the inclusion or exclusion of your subsidiaries in the consolidated financial statements. Further, please identify the companies included in your consolidated financial statements.

Response: The Company advises the staff that its consolidated financial statements only included the accounts of Pay88, Inc., the parent company and its sole wholly-owned subsidiary. The Company does not have any variable interest and or any investments and or join ventures irrespective of the ownership interest, with significant control and or without significant control that should be considered for inclusion and exclusion in our consolidated financial statements other than its sole wholly-owned subsidiary, Qianbao. Management believes the current disclosure for “Consolidation” is considered appropriate, particularly since the Company only has one subsidiary.

Comment: Note 6. Convertible Debt, page F-16

6.

We noted that your debt issued on September 12, 2007, and October 31, 2007 is convertible at any time at the election of the purchasers. We further noted that you are amortizing a5enencial conversion feature (“BCE”) discount over the term of the debt. EITF Issue no. 98-5 indicates that the BCF discount should be fully amortized through interest expense at the issuance date for those debt securities that are convertible at the date of issuance. Please revise the financial statements, or advise us. See footnote 6 of EITF Issue no. 98-5.

Response: The Company believes that its accounting treatment of amortizing the beneficial conversion feature discount over the term of the debt is considered appropriate and is consistent with the application of EITF Issue No. 00-27, “Application of Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Ratios, to Certain Convertible Instruments” (“EITF Issue No. 00-27”), which amended EITF Issue No. 98-5. The Company agrees with the Commission’s comment if under the original consensus reached on EITF Issue No. 98-5, however, this original accounting guidance has been amended by EITF Issue No. 00-27. The following quote from EITF Issue No. 00-27 supports our accounting treatment of amortizing the beneficial conversion feature discount over the term of the convertible debt.

Paragraph 6 of EITF Issue No. 98-5 has been amended by EITF Issue No. 00-27 as follows: “For convertible instruments that have a stated redemption date, a discount resulting from recording a beneficial conversion option shall be required to be amortized from the date of issuance to the stated redemption date of the convertible instrument regardless of when the earliest conversion date occurs. For convertible instruments that do not have a stated redemption date, such as perpetual preferred stock, a discount resulting from the accounting for a beneficial conversion option shall be amortized from the date of issuance to the earliest conversion date.” As the convertible debt issued on September 12, 2007 and October 31, 2007 have a stated redemption date or maturity date at March 12, 2009, the debt discount should be amortized over the term of the debt or 18 months and 16.5 months, respectively, in accordance with the consensus reached on Issue 6 of EITF Issue No. 00-27, which amended paragraph 6 of EITF Issue No. 98-5.

The Company followed EITF Issue No. 00-27, “Application of Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Ratios, to Certain Convertible Instruments” (“EIFT Issue No. 00-27”), which amended EITF Issue 98-5. The consensus of the original paragraph 9 of EITF Issue No. 98-5 has been amended by Issue 6 of EITF Issue No. 00-27, which we have quoted from Issue 6 of EITF Issue No. 00-27 as follow: “For convertible debt securities, any recorded discount resulting from allocation of proceeds to the beneficial conversion feature should be recognized as interest expense using the effective yield method.” In addition, related footnote 6 of the original paragraph 9 stated, “for those debt securities that are convertible at the date of issuance, the Task Force observed that the discount would be fully amortized through interest expense at the date of issuance” has been deleted as per EITF Issue No. 00-27.

The Company believes its accounting policy for convertible debt with embedded beneficial conversion features is reasonable and in accordance with generally accepted accounting principles.

          Please address any further questions or comments to the undersigned at the above-referenced telephone number. Thank you very much.

Sincerely,

/s/ David Lubin

David Lubin

cc: Mr. Guo Fan